Condensed Financial Statements of Knight Capital Group, Inc. (parent only) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 467,633	$ 375,569	$ 427,106	$ 416,957
Investments in subsidiaries, equity method	29,100	46,000
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	111,464	117,601
Investments	83,231	81,331
Intangible assets, less accumulated amortization of $57,793 in 2011 and $42,171 in 2010	92,889	109,784
Other assets	159,556	206,875
Total assets	7,152,951	4,670,211
Liabilities and Stockholders' Equity
Financial instruments sold, not yet purchased, at fair value	1,721,892	1,311,324
Accrued compensation expense	188,939	186,451
Accrued expenses and other liabilities	144,747	114,376
Long-term debt	424,338	311,060
Total liabilities	5,690,926	3,309,353
Total stockholders' equity	1,462,025	1,360,858	1,214,122	1,034,536
Total liabilities and stockholders' equity	7,152,951	4,670,211
Parent Company [Member]
ASSETS
Cash and cash equivalents	233,915	143,240	157,963	64,619
Financial instruments owned not yet sold, at fair value.	24,802	41,798
Receivable from subsidiaries	119,172	0
Investments in subsidiaries, equity method	1,454,694	1,429,906
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	216	310
Investments	52,102	35,370
Intangible assets, less accumulated amortization of $57,793 in 2011 and $42,171 in 2010	12,933	14,485
Other assets	66,596	95,944
Total assets	1,964,432	1,761,053
Liabilities and Stockholders' Equity
Liabilities	0	0
Financial instruments sold, not yet purchased, at fair value	17,532	33,903
Accrued compensation expense	37,451	28,828
Payable to subsidiaries	0	10,150
Accrued expenses and other liabilities	23,086	16,875
Long-term debt	424,338	311,060
Total liabilities	502,407	400,816
Total stockholders' equity	1,462,025	1,360,237
Total liabilities and stockholders' equity	$ 1,964,432	$ 1,761,053